Loans receivable from joint ventures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Order Newbuild
Disclosure of joint ventures [abstract]
Percentage of the initial payment installment each joint venture partner need to provide	50.00%
Number of orders made for IMO II MR vessels | Order		4
Number of IMO II MR new builds with pre-delivery installments | Newbuild		4
Financing provided to joint ventures	$ 13,200	$ 15,500
Interest rate spread term	3 months
Interest rate spread	3.00%
Interest rates re-priceable term	3 months
Loans receivable from joint ventures	$ 64,133	$ 69,626